CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Assets	R$ 55,260,156	R$ 56,408,367
Current assets	11,404,293	10,364,415
Cash and cash equivalents	3,077,931	2,548,713
Marketable securities	1,958,490	2,190,635
Trade accounts receivable	3,709,766	3,421,094
Inventories	331,783	236,117
Recoverable income tax and social contribution	494,382	361,349
Recoverable taxes, fees and contributions	943,767	831,661
Prepaid expenses	238,468	278,851
Derivative financial instruments	299,539	239,189
Leases	29,886	30,643
Other amounts recoverable	80,963	26,519
Other assets	239,318	199,644
Non-current assets	43,855,863	46,043,952
Marketable securities	12,949	12,929
Trade accounts receivable	199,007	238,683
Recoverable income tax and social contribution	218,897	517,878
Recoverable taxes, fees and contributions	874,539	895,408
Deferred income tax and social contribution	1,257,494	1,367,586
Judicial deposits	689,739	1,377,560
Prepaid expenses	138,937	80,258
Derivative financial instruments	507,873	662,433
Leases	206,455	208,003
Other financial assets	216,721
Other assets	45,584	65,398
Investment	1,450,812	1,540,116
Property, plant and equipment	22,411,815	22,661,152
Intangible assets	15,625,041	16,416,548
Total liabilities and shareholders' equity	55,260,156	56,408,367
Total liabilities	29,244,216	31,011,002
Current liabilities	12,882,966	13,118,009
Suppliers	4,612,112	4,237,229
Loans and financing	1,267,237	1,264,967
Lease liabilities	1,808,740	2,257,211
Derivative financial instruments	239,714	343,142
Payroll and related charges	386,348	343,541
Income tax and social contribution payable	64,407	78,351
Taxes, fees and contributions payable	3,048,115	2,277,727
Dividends and interest on shareholders' equity payable	647,872	661,494
Authorizations payable	407,747	507,685
Deferred revenues	279,401	265,417
Other contractual obligations		748,291
Other liabilities and provision	121,273	132,954
Non-current liabilities	16,361,250	17,892,993
Loans and financing	2,503,709	3,704,858
Derivative financial instruments		50,230
Lease liabilities	10,448,035	10,574,654
Taxes, fees and contributions payable	10,603	13,540
Provision for legal and administrative proceedings	1,410,299	1,112,156
Pension plan and other post-employment benefits	5,019	5,825
Authorizations payable	1,117,416	1,165,705
Deferred revenues	621,601	666,612
Other liabilities and provision	244,568	599,413
Shareholders' equity	26,015,940	25,397,365
Share capital	13,477,891	13,477,891
Capital reserves	384,311	408,602
Profit reserves	12,160,035	11,514,879
Other comprehensive income	(3,313)	(3,844)
Treasury shares	R$ (2,984)	R$ (163)